Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheet Parenthetical [Abstract]
Accounts Receivable Allowances	$ 39.2	$ 46.4
Preferred Stock, $100 Par Value - Par Value	$ 100	$ 100
Preferred Stock, $100 Par Value - Shares Authorized	50,000	50,000
Preferred Stock, $100 Par Value - Shares Issued	0	0
Common Stock, $1 Par Value - Par Value	$ 1	$ 1
Common Stock, $1 Par Value - Shares Authorized	1,200,000,000	1,200,000,000
Common Stock, $1 Par Value - Shares Issued	401,779,152	423,875,260
Treasury Stock at Cost - Shares	10,409,268	14,564,637